Thrivent Series Fund, Inc.

Supplement to the Statement of Additional Information

dated April 30, 2018

Effective October 31, 2018, Gregory R. Anderson, CFA and Matthew D. Finn, CFA have been named as portfolio managers of Thrivent Balanced Income Plus Portfolio and Thrivent Diversified Income Plus Portfolio, and Reginald L. Pfeifer, CFA and John T. Groton, Jr., CFA are no longer portfolio managers for the Portfolios. Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, and Noah J. Monsen, CFA will continue to serve as portfolio managers of the Portfolios.

In the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the table under the heading “Thrivent Financial Portfolio Managers – Other Accounts Managed by the Thrivent Financial Portfolio Managers” is revised to include updated information for Mr. Anderson and Mr. Finn as of September 30, 2018.

	Other Registered Investment Companies (1)		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Gregory R. Anderson	5	$1,560,113,519	3	$7,529,487,317
Matthew D. Finn	1	$722,782,106	2	$154,088,871

(1)

The “Other Registered Investment Companies” represent series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Portfolio(s) managed by the portfolio manager listed.

In the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the table under the heading “Thrivent Financial Portfolio Managers – Ownership in the Portfolios” is revised to include updated information for Mr. Anderson and Mr. Finn as of September 30, 2018.

Portfolio Manager	Portfolio	Portfolio Ownership	Fund (1)	Fund Ownership
Gregory R. Anderson	Thrivent Balanced Income Plus Portfolio	None	Thrivent Balanced Income Plus Fund	None

	Thrivent Diversified Income Plus Portfolio	None	Thrivent Diversified Income Plus Fund	None

	Thrivent Government Bond Portfolio	None	Thrivent Government Bond Fund	None

	Thrivent Limited Maturity Bond Portfolio	None	Thrivent Limited Maturity Bond Fund	$100,001-$500,000

	Thrivent Multidimensional Income Portfolio	None	Thrivent Multidimensional Income Fund	None

	Thrivent Opportunity Income Plus Portfolio	None	Thrivent Opportunity Income Plus Fund	None

Portfolio Manager	Portfolio	Portfolio Ownership	Fund (1)	Fund Ownership
Matthew D. Finn	Thrivent Balanced Income Plus Portfolio	None	Thrivent Balanced Income Plus Fund	None

	Thrivent Diversified Income Plus Portfolio	None	Thrivent Diversified Income Plus Fund	None

	Thrivent Small Cap Stock Portfolio	None	Thrivent Small Cap Stock Fund	$500,001-$1,000,000

(1)

Each Fund listed is a series of Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.

The date of this Supplement is October 31, 2018.

Please include this Supplement with your Statement of Additional Information.

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